Volkswagen Auto Lease Trust 2020-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-20	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		1/15/2021
2	Payment Date		1/20/2021
3	Collection Period	12/1/2020	12/31/2020	31
4	Monthly Interest Period- Actual	12/21/2020	1/19/2021	30
5	Monthly Interest - 30/360			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	198,000,000.00	147,087,942.95	—	23,480,561.34	123,607,381.61	0.6242797
7	Class A-2 Notes	369,000,000.00	369,000,000.00	—	—	369,000,000.00	1.0000000
8	Class A-3 Notes	359,000,000.00	359,000,000.00	—	—	359,000,000.00	1.0000000
9	Class A-4 Notes	74,000,000.00	74,000,000.00	—	—	74,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$949,087,942.95	$—	$23,480,561.34	$925,607,381.61

11	Overcollateralization	162,803,597.32	175,037,832.14			177,327,548.59

12	Total Securitization Value	$1,162,803,597.32	$1,124,125,775.09			$1,102,934,930.20

13	NPV Lease Payments Receivable	538,370,204.51	497,566,694.19			476,292,086.88
14	NPV Base Residual	624,433,392.81	626,559,080.90			626,642,843.32
15	Number of Leases	41,732	41,417			41,205

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.18492%	N/A	22,666.25	0.1144760	23,503,227.59	118.7031697
17	Class A-2 Notes	0.27000%	N/A	83,025.00	0.2250000	83,025.00	0.2250000
18	Class A-3 Notes	0.39000%	N/A	116,675.00	0.3250000	116,675.00	0.3250000
19	Class A-4 Notes	0.45000%	N/A	27,750.00	0.3750000	27,750.00	0.3750000

	Equals: Total Securities			250,116.25		23,730,677.59

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Lease Payments Received		21,259,924.33
21	Pull Ahead Waived Payments		28,457.10
22	Sales Proceeds - Early Terminations		7,086,395.96
23	Sales Proceeds - Scheduled Terminations		—
24	Security Deposits for Terminated Accounts		—
25	Excess Wear and Tear Received		231.23
26	Excess Mileage Charges Received		2,133.00
27	Proceeds Received on Defaulted Leases and Other Recoveries		73,321.97

28	Subtotal: Total Collections		28,450,463.59

29	Repurchase Payments		—
30	Postmaturity Term Extension		—
31	Investment Earnings on Collection Account		1,120.92

32	Total Available Funds, prior to Servicer Advances		28,451,584.51

33	Servicer Advance		—

34	Total Available Funds		28,451,584.51

35	Reserve Account Draw		—

36	Available for Distribution		28,451,584.51

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 84)		—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		—
40	Servicing Fee Due in Current Period		936,771.48
41	Servicing Fee Shortfall		—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		—
44	Administration Fee Due in Current Period		2,500.00
45	Administration Fee Shortfall		—
46	Interest Shortfall from Prior Periods
47	Interest Paid to Noteholders		250,116.25
48	First Priority Principal Distribution Amount		—
49	Amount Paid to Reserve Account to Reach Specified Balance		—
50	Subtotal: Remaining Available Funds	27,262,196.78
51	Regular Principal Distribution Amount	23,480,561.34
52	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		23,480,561.34
53	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		—

54	Remaining Available Funds		3,781,635.44

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		949,087,942.95
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,102,934,930.20)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		949,087,942.95
61	Less: Targeted Note Balance		(925,607,381.61)
62	Less: First Priority Principal Distribution Amount		—

63	Regular Principal Distribution Amount		23,480,561.34

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,102,934,930.20
66	Less: Targeted Overcollateralization Amount (15.25% of Initial Securitization Value)		(177,327,548.59)

67	Targeted Note Balance		925,607,381.61

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 34)		28,451,584.51
70	Less: Payment Date Advance Reimbursement (Item 84)		—
71	Less: Servicing Fees Paid (Items 41, 42 and 43)		936,771.48
72	Less: Administration Fees Paid (Items 45, 46 and 47)		2,500.00
73	Less: Interest Paid to Noteholders (Item 49)		250,116.25
74	Less: 1st Priority Principal Distribution (Item 60)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		27,262,196.78
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)		N/A

77	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)		—

78	Total Available Funds after Servicer Advance (Item 78 plus Item 79)		27,262,196.78

79	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		2,907,008.99
87	Initial Reserve Account Balance		2,907,008.99
88	Beginning Reserve Account Balance		2,907,008.99
89	Plus: Net Investment Income for the Collection Period		60.03

90	Subtotal: Reserve Fund Available for Distribution		2,907,069.02
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)		—
92	Less: Reserve Account Draw Amount (Item 81)		—

93	Subtotal Reserve Account Balance		2,907,069.02
94	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)		60.03

95	Equals: Ending Reserve Account Balance		2,907,008.99

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	—	—
99	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		—
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
101	Less: Excess Wear and Tear Received		(231.23)
102	Less: Excess Mileage Received		(2,133.00)

103	Current Period Net Residual Losses/(Gains)	—	(2,364.23)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	—	(5,506.46)
106	Current Period Net Residual Losses (Item 105)	—	(2,364.23)

107	Ending Cumulative Net Residual Losses	—	(7,870.69)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

G.	POOL STATISTICS
				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,162,803,597.32	1,102,934,930.20
111	Aggregate Base Residual Value			731,412,531.60	721,857,761.69
112	Number of Current Contracts			41,732	41,205
113	Weighted Average Lease Rate			2.85%	2.83%
114	Average Remaining Term			27.0	24.0
115	Average Original Term			39.7	39.7
116	Proportion of Base Prepayment Assumption Realized				237.80%
117	Actual Monthly Prepayment Speed				0.52%
118	Turn-in Ratio on Scheduled Terminations				0.00%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		41,417	1,326,880,360.56	1,124,125,775.09
120	Depreciation/Payments			(18,123,140.87)	(14,939,616.96)
121	Gross Credit Losses		(3)	(98,159.92)	(92,648.44)
122	Early Terminations - Purchased by Customer		(34)	(1,068,805.37)	(864,635.66)
123	Early Terminations - Sold at Auction		(3)	(74,265.17)	(65,140.40)
124	Early Terminations - Purchased by Dealer		(170)	(5,875,100.09)	(5,135,699.37)
125	Early Terminations - Lease Pull Aheads		(2)	(104,624.67)	(93,104.06)
126	Scheduled Terminations - Purchased by Customer	—	—	—	—
127	Scheduled Terminations - Sold at Auction	—	—	—	—
128	Scheduled Terminations - Purchased by Dealer	—	—	—	—

129	Pool Balance - End of Period		41,205	1,301,536,264.47	1,102,934,930.20

			Units	Securitization Value	Percentage
130	Delinquencies Aging Profile - End of Period
131	Current		41,099	1,100,035,803.61	99.74%
132	31 - 60 Days Delinquent		82	2,213,094.68	0.20%
133	61 - 90 Days Delinquent		19	554,315.87	0.05%
134	91+ Days Delinquent		5	131,716.04	0.01%

135	Total		41,205	1,102,934,930.20	100.00%

136	Delinquency Trigger				6.86%
137	Delinquency Percentage (61 - Day Delinquent Receivables)				0.06%
138	Delinquency Trigger occurred in this collection Period?				No

				Units	Amounts
139	Credit Losses:
140	Aggregate Securitization Value on charged-off units			3	92,648.44

141	Aggregate Liquidation Proceeds on charged-off units				(73,171.97)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
144	Recoveries on charged-off units				(150.00)

145	Current Period Aggregate Net Credit Losses/(Gains)			3	19,326.47

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			4	11,337.19
148	Current Period Net Credit Losses (Item 147)			3	19,326.47

149	Ending Cumulative Net Credit Losses			7	30,663.66

150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.00%

					Units
151	Aging of Scheduled Maturies Not Sold
152	0 - 60 Days since Contract Maturity				—
153	61 - 120 Days since Contract Maturity				—
154	121+ Days since Contract Maturity				—

	Summary of Material Modifications, Extensions or Waivers
157	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief

				# of Contracts	Securitization Value
158
159	Beginning of Period			80	2,124,232.66
160	Add: New Accounts Extended/Deferred			62	1,608,803.94
161	Less: Contracts Paid-Off/Charged-Off			(2)	(64,745.36)
162	Less: Change in Securitized Value			—	(13,945.92)

163	Ending of Period:			140	3,654,345.32

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

VW CREDIT, INC., as Servicer